Conversus StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2021 (unaudited)

Investment Funds(a)(b)(c)(d) — 68.2%

Name	Acquisition Date(e)	Asset Class	Geographic Region(f)	Fair Value
Global Infrastructure Partners II-C, L.P. (g)	06/30/2021	Private Equity	North America	$14,801,228
Audax Private Equity Fund IV CF, L.P. (g)	12/24/2020	Private Equity	North America	5,613,008
Kelso Breathe Investor (DE), L.P. (g)	02/11/2021	Private Equity	North America	5,101,246
Excellere Capital Fund II, L.P. (g)	04/01/2021	Private Equity	North America	4,116,637
TA Atlantic and Pacific VII-B (g)(i)	12/31/2020	Private Equity	North America	3,552,159
Harvest Partners VI, L.P. (g)(j)	03/31/2021	Private Equity	North America	3,543,453
Webster Equity Partners III-A, L.P. (g)	04/29/2021	Private Equity	North America	3,471,482
Valar Co-Invest 1 LP (g)	11/29/2020	Private Equity	North America	3,145,582
Apollo Overseas Partners (Delaware 892) VIII, L.P. (g)(i)	04/01/2021	Private Equity	North America	2,994,256
Pine Brook Capital Partners II, L.P. (g)(i)	12/31/2020	Private Equity	North America	2,885,780
AHP Fund 1 Feeder L.P. (g)	12/28/2020	Private Equity	North America	2,751,075
Ampersand CF Limited Partnership (g)	11/12/2020	Private Equity	North America	2,513,981
OCHP V GA COI, L.P. (g)	12/16/2020	Private Equity	North America	2,449,120
THL HT Parallel SPV, L.P. (g)	11/30/2020	Private Equity	North America	2,430,035
Patriot SPV, L.P. (g)	03/18/2021	Private Equity	North America	2,413,085
SPC Partners IV, L.P. (g)(k)	03/31/2021	Private Equity	North America	2,062,446
Tailwind Capital Partners II (g)	12/31/2020	Private Equity	North America	1,932,140
Blackstone Capital Partners VI L.P. (g)(i)	01/01/2021	Private Equity	North America	1,594,272
Gridiron Capital Fund II, L.P. (g)(k)	04/01/2021	Private Equity	North America	1,413,446
Sterling Investment Partners III, L.P. (g)(i)	01/01/2021	Private Equity	North America	1,370,674
FFL Parallel Fund IV, L.P. (g)(i)	01/01/2021	Private Equity	North America	1,334,032
Apollo Natural Resources Partners II, L.P. (g)(i)	04/01/2021	Private Equity	North America	1,054,660
Odyssey Investment Partners Fund IV, LP (g)	04/01/2021	Private Equity	North America	1,050,223
Water Street Healthcare Partners II, L.P. (g)	04/01/2021	Private Equity	North America	996,686
Oak Hill Capital Partners V, L.P. (g)	01/29/2021	Private Equity	North America	856,808
AHP Fund II PV Feeder L.P. (g)	12/28/2020	Private Equity	North America	665,828
Worldview Technology Partners IV, L.P. (g)(i)	04/01/2021	Private Equity	North America	619,725
Quintana Energy Partners II, L.P. (g)(j)	04/02/2021	Private Equity	North America	496,224
LLR Equity Partners III, L.P. (g)(k)	04/02/2021	Private Equity	North America	458,358
Apollo Overseas Partners (Delaware 892) VII, L.P. (g)(i)	04/01/2021	Private Equity	North America	415,992
Apollo Natural Resources Partners, L.P. (g)(i)	04/01/2021	Private Equity	North America	397,059
Gridiron Strategic Advisors Fund, L.P. (g)(k)	04/01/2021	Private Equity	North America	370,558
SPC Partners V, L.P. (g)(i)	12/31/2020	Private Equity	North America	323,551
TPG Growth II, L.P. (g)(k)	04/09/2021	Private Equity	North America	275,629
AEA Investors Fund V LP (g)(i)	12/31/2020	Private Equity	North America	224,225
Madison Dearborn Capital Partners VIII-C, L.P. (g)	03/12/2021	Private Equity	North America	222,671
Saw Mill Capital Investors, L.P. (g)(j)	04/09/2021	Private Equity	North America	190,515
ABRY Partners VI, L.P. (g)(k)	03/31/2021	Private Equity	North America	184,620
Littlejohn Fund IV - A L.P. (g)(i)	12/31/2020	Private Equity	North America	175,998
Clearview Capital Fund II, L.P. (g)(k)	03/31/2021	Private Equity	North America	134,685
Gores Capital Partners III, L.P. (g)(i)	01/01/2021	Private Equity	North America	97,712
ABRY Senior Equity III, L.P. (g)(k)	03/31/2021	Private Equity	North America	84,947
TowerBrook Investors III (Parallel), L.P. (g)	12/31/2020	Private Equity	North America	23,662
Riverside Fund IV, L.P. (g)(j)	04/09/2021	Private Equity	North America	17,687

Total North America — 58.6%				80,827,160

Sixth Cinven Fund (No. 3) Limited Partnership (g)(k)	10/30/2020	Private Equity	Europe	7,809,616
Fifth Cinven Fund (No. 1) Limited Partnership (g)(k)	10/30/2020	Private Equity	Europe	2,769,070
Astorg V (g)	01/01/2021	Private Equity	Europe	892,641
Equistone Partners Europe Fund IV (g)	12/31/2020	Private Equity	Europe	505,365
Terra Firma Capital Partners II (g)(i)	01/01/2021	Private Equity	Europe	18,233

Total Europe — 8.7%				11,994,925

Carlyle South America Buyout Fund, L.P. and Parallel Vehicles (g)(i)	01/01/2021	Private Equity	Latin America	800,557
Carlyle MENA Partners, L.P. and Parallel Vehicles (g)(i)	01/01/2021	Private Equity	Middle East	415,134

Total Rest of World — 0.9%				1,215,691

Total Investment Funds — 68.2% (Cost $73,925,398)				$94,037,776

Conversus StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2021 (unaudited)

Co-Investments — Private Equity — 10.8%

Name	Acquisition Date(e)	Asset Class	Geographic Region(f)	Shares	Fair Value
MH Fund II Co-Invest, LP (g)(h)(l)	03/23/2021	Real Estate	North America	(m)	$5,681,106

Decisions, LLC (g)(j)(n)	12/28/2020	Private Equity	North America	1,718,769	4,824,445

THL Fund IX Investors, L.P. (g)	05/05/2021	Private Equity	North America	(o)	2,486,950

BPCP Speedstar Acquisition, LLC (g)(h)	01/01/2021	Private Equity	North America	1,900	1,849,492

Total Co-Investments — Private Equity — 10.8% (Cost $13,086,950)					$14,841,993

Co-Investment — Direct Debt — 3.0%

Name	Rate	Acquisition Date(e)	Maturity Date	Investment Type	Principal	Fair Value
Hao Tian Asia Investment Co Ltd. Facility A (g)(k)	10.65%	06/30/2021	10/11/2024	Mezzanine	$4,096,895	$4,090,205

Total Co-Investment — Direct Debt — 3.0% (Cost $4,157,788)						$4,090,205

Cash Equivalent — 32.1%
Name	Asset Class	Geographic Region(f)	Shares	Fair Value
First American Government Obligations Fund, Class X 0.03%(p)(q)	Cash Equivalent	North America	44,305,760	$44,305,760

Total Cash Equivalent (Cost $44,305,760)				$44,305,760

Total Investments — 114.1% (Cost $135,475,896)				$157,275,734

Other Assets and Liabilities, Net — (14.1)%				(19,417,151)

Net Assets — 100.0%				$137,858,583

(a)	Investment Funds include secondary fund investments.
(b)	Investment does not issue shares.
(c)	Non-income producing.
(d)	Investment funds are not redeemable and the final distribution date is not known at this time.
(e)

Private assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date.

(f)	Geographic region generally reflects the location of the Investment Manager.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Security is held by CPRIM LLC — Series A.
(i)	Security is held by CPRIM Cayman II LLC.
(j)	Security is held by CPRIM LLC — Series B.
(k)	Security is held by CPRIM Cayman LLC.
(l)	Represents investment in Strive Communities.
(m)	As of June 30, 2021, CPRIM owns 2.18% of this limited partnership.
(n)	Represents investment in Decisions.
(o)	As of June 30, 2021, CPRIM owns less than 1% of this limited partnership.
(p)	The rate reported is the 7-day effective yield at the period end.
(q)	The audited statements of the fund can be found at sec.gov.

Conversus StepStone Private Markets

Consolidated Schedule of Investments

June 30, 2021 (unaudited)

The following table summarizes the Fund’s investments classified in the fair value hierarchy as of June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Funds	$—	$—	$94,037,776	$94,037,776
Co-Investments — Private Equity	—	—	14,841,993	14,841,993
Co-Investment — Direct Debt	—	—	4,090,205	4,090,205
Cash Equivalent	44,305,760	—	—	44,305,760

Total Investments in Securities	$44,305,760	$—	$112,969,974	$157,275,734

The following table shows a reconciliation of the investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of April 1, 2021	Net Transfers In (Out) of Level 3	Purchases	Sales and Distributions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Balance as of June 30, 2021
Investment Funds	$59,057,130	$—	$30,638,551	$(7,085,078)	$3,787,309	$7,639,864	$94,037,776
Co-Investments — Private Equity	12,962,500	—	2,486,950	—	—	(607,457)	14,841,993
Co-Investment — Direct Debt	—	—	4,156,748	—	—	(66,543)	4,090,205

	$72,019,630	$—	$37,282,249	$(7,085,078)	$3,787,309	$6,965,864	$112,969,974

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